Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of period	$ 1,812	$ 1,769
Increases related to current year tax positions	58	43
Decreases related to prior year tax positions	(23)
Unrecognized tax benefits at the end of period	$ 1,800	$ 1,812